Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 383,000
Previously Paid Amount	0.00
Total Fee Amount	58.64
Total Offset Amount	0.00
Net Fee	58.64
Narrative - Max Aggregate Offering Price	$ 383,000
Final Prospectus	true